Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 215,832	$ 188,187
U.S.
Segment Reporting Information [Line Items]
Revenues	111,921	90,074
Europe
Segment Reporting Information [Line Items]
Revenues	56,050	51,426
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	29,912	29,535
Rest of the world
Segment Reporting Information [Line Items]
Revenues	15,761	15,504
Israel
Segment Reporting Information [Line Items]
Revenues	$ 2,188	$ 1,648